ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 132,264	$ 95,960
Accrued expenses	76,481	56,528
Advances from customers	5,735	3,431
Income and indirect taxes payable	19,897	15,121
Total	$ 234,377	$ 171,040